Cash and bank balances	12 Months Ended
Mar. 31, 2026
Disclosure Of Cash And Cash Equivalents [Abstract]
Cash and bank balances
15.
Cash and bank balances

	As at March 31,	As of March 31,
	2025	2026	2026
	(INR)	(INR)	(USD)
Cash and cash equivalents
Cash and cheque on hand	1	2	0
Balance with banks
- On current accounts	15,083	8,165	87
- Deposits with original maturity of less than 3 months #	25,335	14,678	156
	40,419	22,845	243

	As at March 31,	As of March 31,
	2025	2026	2026
	(INR)	(INR)	(USD)
Bank balances other than cash and cash equivalents
Deposits with
- Remaining maturity of less than twelve months #	40,099	46,706	498
- Remaining maturity of more than twelve months #	2,433	3,791	40
	42,532	50,497	538
Less: amount disclosed under other financial assets (refer Note 11) #	(2,433)	(3,791)	(40)
Total	40,099	46,706	498

Fixed deposits of INR 32,256 (March 31, 2025: INR 27,552) are under lien with various banks for the purpose of Debt Service Reserve Account and as margin money for the purpose of letter of credit / bank guarantee etc.

# The bank deposits have an original maturity period of 8 days to 3,475 days (March 31, 2025: 8 days to 3,563 days) and carry an interest rate of 2.75% - 8.16% per annum (March 31, 2025: 3.25% - 8.10% per annum) which is receivable on maturity.